Other non-current assets	6 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other non-current assets

8. Other non-current assets

Other non-current assets consist as follows:

	At June 30,	At December 31,
	2023	2022
(in Euros)	(Unaudited)
Value added tax (VAT)	€1,325,414	€912,424
Research and development tax credit	565,078	650,000
Other non-current assets	213,240	39,079
Total	€2,103,732	€1,601,503

The VAT tax credit matured in 2022 and became eligible for reimbursement in the first six months 2023. As of June 30, 2023, the reimbursement had not been received, even though it was requested during the six months ended June 30, 2023.

The research and development tax credit decreased in 2023. The percentage of eligible research and development expense was reduced from 20% in 2022 to 10% in 2023.

Other non-current assets – include the ROU asset for the car lease in the amount of €33,240 along with the allowance for corporate equity (“ACE”) of approximately €0.2 million.

Other non-current assets - related party includes a security deposit of €3,350 paid to OSR as a security guarantee for the office lease. (See Note 13. Commitments and contingencies.)